Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of financial instruments measured at amortized cost in the statements of financial position.

				DECEMBER 31, 2017		DECEMBER 31, 2016

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	18, 23	111	110	166	169

CRTC deferral account obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	18, 23	124	128	136	145

Debt securities, finance leases and other debt	Debt due within one year and long-term debt	Quoted market price of debt or present value of future cash flows discounted using observable market interest rates	19, 20	19,321	21,298	17,879	20,093

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE AT DECEMBER 31
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY) AT DECEMBER 31	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
2017
AFS publicly-traded and privately-held investments	Other non-current assets	16	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	18	(135)	—	—	(135)
Other	Other non-current assets and liabilities		60	—	106	(46)
2016
AFS publicly-traded and privately-held investments	Other non-current assets	16	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		166	—	166	—
MLSE financial liability(3)	Trade payables and other liabilities	18	(135)	—	—	(135)
Other	Other non-current assets and liabilities		35	—	88	(53)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE AT DECEMBER 31
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY) AT DECEMBER 31	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
2017
AFS publicly-traded and privately-held investments	Other non-current assets	16	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	18	(135)	—	—	(135)
Other	Other non-current assets and liabilities		60	—	106	(46)
2016
AFS publicly-traded and privately-held investments	Other non-current assets	16	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		166	—	166	—
MLSE financial liability(3)	Trade payables and other liabilities	18	(135)	—	—	(135)
Other	Other non-current assets and liabilities		35	—	88	(53)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements.

Disclosure of financial assets	The following table provides the change in allowance for doubtful accounts for trade receivables.

	NOTE	2017	2016
Balance, January 1		(60)	(64)
Additions		(99)	(102)
Usage		104	106
Balance, December 31	11	(55)	(60)

Disclosure of financial assets that are either past due or impaired
The following table provides further details on trade receivables not impaired.

AT DECEMBER 31	2017	2016
Trade receivables not past due	2,257	2,187
Trade receivables past due and not impaired
Under 60 days	491	286
60 to 120 days	279	359
Over 120 days	56	75
Trade receivables, net of allowance for doubtful accounts	3,083	2,907

Disclosure of how entity manages liquidity risk
The following table is a maturity analysis for recognized financial liabilities at December 31, 2017 for each of the next five years and thereafter.

AT DECEMBER 31, 2017	NOTE	2018	2019	2020	2021	2022	THERE- AFTER	TOTAL
Long-term debt	20	661	1,541	1,424	2,247	1,714	9,558	17,145
Notes payable	19	3,151	—	—	—	—	—	3,151
Minimum future lease payments under finance leases	13	572	501	326	278	248	883	2,808
Loan secured by trade receivables	19	921	—	—	—	—	—	921
Interest payable on long-term debt, notes payable and loan secured by trade receivables		792	688	628	586	525	5,197	8,416
MLSE financial liability	18	135	—	—	—	—	—	135
Total		6,232	2,730	2,378	3,111	2,487	15,638	32,576

Disclosure of detailed information about hedged items
The following table provides further details on our outstanding foreign currency forward contracts and cross currency basis swaps as at December 31, 2017.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,492	CAD	3,180	2018	Commercial paper
Cash flow	USD	872	CAD	1,134	2018	Anticipated transactions
Cash flow	CAD	97	USD	75	2018-2019	Anticipated transactions
Cash flow	USD	576	CAD	721	2019	Anticipated transactions
Cash flow	USD	76	CAD	96	2020-2021	Anticipated transactions
Economic	USD	36	CAD	46	2018	Anticipated transactions

Disclosure of key internal ratios and metrics
The following table provides a summary of our key ratios.

AT DECEMBER 31	2017	2016
Net debt leverage ratio	2.70	2.57
Adjusted EBITDA to net interest expense ratio	9.12	9.31

(1)
Our net debt leverage ratio represents net debt divided by adjusted EBITDA. We define net debt as debt due within one year plus long-term debt and 50% of preferred shares less cash and cash equivalents as shown in our statements of financial position. Adjusted EBITDA is defined as operating revenues less operating costs as shown in our income statements.

(2)
Our adjusted EBITDA to net interest expense ratio represents adjusted EBITDA divided by net interest expense. Adjusted EBITDA is defined as operating revenues less operating costs as shown in our income statements. Net interest expense is net interest expense as shown in our statements of cash flows and 50% of declared preferred share dividends as shown in our income statements.

Disclosure of detailed information about hedging instruments [text block]
The following table provides further details on our outstanding foreign currency forward contracts and cross currency basis swaps as at December 31, 2017.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,492	CAD	3,180	2018	Commercial paper
Cash flow	USD	872	CAD	1,134	2018	Anticipated transactions
Cash flow	CAD	97	USD	75	2018-2019	Anticipated transactions
Cash flow	USD	576	CAD	721	2019	Anticipated transactions
Cash flow	USD	76	CAD	96	2020-2021	Anticipated transactions
Economic	USD	36	CAD	46	2018	Anticipated transactions